Provision for Restructuring and Other Costs	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Provision for Restructuring and Other Costs
16.	Provision for restructuring and other costs

On June 6, 2019, the Company announced that it was reducing the size of its German workforce to more closely reflect the Company’s ongoing commercial activities in Frankfurt. AEZS Germany and its Works Council approved a restructuring that affects 8 employees and was completed on January 31, 2020.The changes in the Company’s provision for restructuring and other costs can be summarized as follows:

	Cetrotide(R) onerous contracts	2017 German Restructuring: onerous lease	German Restructuring: severance	Total
	$	$	$	$
January 1, 2019	547	663	88	1,298
Adoption of IFRS 16 (note 12)	—	(663)	—	(663)
Provision recognized	—	—	507	507
Utilization of provision	(137)	—	(252)	(389)
Change in the provision	4	—	—	4
Unwinding of discount and impact of foreign exchange rate changes	(18)	—	(13)	(31)
December 31, 2019	396	—	330	726
Utilization of provision	(93)	—	(323)	(416)
Change in the provision	33	—	—	33
Unwinding of discount and impact of foreign exchange rate changes	35	—	(7)	28
December 31, 2020	371	—	—	371
Less: current portion	92	—	—	92
Non-current portion	279	—	—	279